Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000006467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with maximum sales charge
C000155939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000006470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000006469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class L
Without Sales Load [Member] | C000006467
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.66%)	(2.38%)		(0.07%)
Without Sales Load [Member] | C000155939
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.44%)	(3.16%)	(0.79%)
Without Sales Load [Member] | C000006470
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.46%)	(2.07%)		0.27%
Without Sales Load [Member] | C000006469
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.99%)	(2.68%)		(0.36%)
Morgan Stanley Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%		1.73%
Morgan Stanley Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.63%
Morgan Stanley Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%		1.73%
Morgan Stanley Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%		1.73%
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return, Percent	(6.41%)	(2.67%)		(0.14%)
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	(6.41%)	(5.20%)		(0.64%)
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return, Percent	(6.41%)	(2.67%)	(0.26%)
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	(6.41%)	(5.20%)	(0.74%)
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return, Percent	(6.41%)	(2.67%)		(0.14%)
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	(6.41%)	(5.20%)		(0.64%)
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Average Annual Return, Percent	(6.41%)	(2.67%)		(0.14%)
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Index
Average Annual Return, Percent	(6.41%)	(5.20%)		(0.64%)